Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events

(32)Subsequent Events

(a)Consequences due to COVID-19

As of the date of the financial statements preparation, the Company´s activity has not been materially impacted and it is not expected to be significantly affected by the impacts of COVID-19.

Our products are considered lifesaving and have been identified as a strategic industry for most governments and therefore is prevented from being suspended. Our multi-site plasma and industrial facilities highly mitigates any business disruption. In addition, the Company maintains inventory levels to support operations for more than six months of strong demand, which mitigates potential supply chain interruption.

However, the full extent, consequences, and duration of the COVID-19 pandemic and the resulting operational and financial impact on the Company cannot be predicted at the time of publication of this Annual Report. The Company will continue to evaluate the impact that these events could have on the financial position, and the results of operations and cash flows during fiscal year 2020.

Regarding the SRAAS transaction, although the legal transfer to Shanghai RAAS of the rights of GDS shares was recorded as of 31 December, 2019, due to the COVID-19 outbreak in China the closing of the transaction was delayed until 30 March 2020.

(b)Acquisition of ownership interest in Shanghai RAAS

Grifols reported in November 2018 that it had started conversations with Shanghai RAAS Blood Products Co Ltd. ("SR") in order to make an investment in this company, which is listed in Shenzhen Stock Exchange (People's Republic of China). On March 30, 2020 Grifols and SR has closed an agreement for asset purchase by share issue, according to which:

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Grifols acquires 26.2% voting and economic rights in SR. Grifols contributes 45% economic rights and 40% voting rights in its subsidiary Grifols Diagnostic Solutions Inc. that is wholly owned by Grifols and, therefore, Grifols, S.A will continue to hold 55% economic rights and 60% voting rights in Grifols Diagnostic Solutions Inc.

After the consummation of the transaction, the main shareholders in SR will be Grifols (26.2%), followed by Creat Group Co. Ltd. ("Creat"), (26.18%), and RAAS China Limited (ca. 22.78%). Other minority and institutional investors will hold the remaining shares.

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Based on the current shareholding structure of Shanghai RAAS, Grifols will have three members on the Shanghai RAAS’ Board of Directors, which includes a total of nine members. It will also maintain the right of veto for certain decisions such as share issuance, divestment of major assets, mergers, and bylaw amendments, among others; as well as subscription rights in possible capital increases. Two members of Shanghai RAAS will serve on the board of Grifols Diagnostic Solutions, which includes  a total of 5 members.

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Under the terms of the transaction, Grifols and Shanghai RAAS have signed an Exclusive Strategic Alliance Agreement that establishes international quality and manufacturing standards. To this end, Grifols will appoint an expert to assess and verify compliance of these standards.

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Grifols will receive royalties from Shanghai RAAS for technological support and know-how in the field of bioscience and diagnostic for use in China. Grifols will also provide engineering services on a fee basis. Under the agreement, Shanghai RAAS commits to using Grifols Diagnostic Solutions’ NAT donor-screening technology in its plasma collection operations.

No external financing was required to fund the transaction.As of 31 December 2019, Grifols transferred the rights of 90 shares of its subsidiary GDS in exchange of a contractual right resulting in a financial asset measured at fair value (equivalent to 1,766 million of SRAAS shares), at that date no shares of SRAAS were received. As a consequence, as of 31 December 2019, SRAAS was the minority shareholder owner of the 45% of GDS. Such contractual right fulfills the definition of financial asset under IFRS 9 – Financial Instruments and has been classified as a financial asset at fair value with changes in results for not complying with the principal and interest payment criteria (because they will be received participations in SRAAS).

On 30 March 2020, the SWAP agreement with SRAAS closed resulting in Grifols obtaining 26.2% of SRAAS. As a result of the transaction Grifols has acquired an equity method investment in SRAAS amounting to Euros 1,773 million, which was the fair market value of SRAAS as of 30 March 2020 with a gain of Euros 57 million recognized from the difference in the fair value of the financial instrument recorded as of 31 December 2019.